Quarterly Holdings Report
for
Fidelity Freedom® Blend 2015 Fund
December 31, 2021
FBF-Y15-NPRT3-0322
1.9892464.103
Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	686,849	11,298,659
Fidelity Series Commodity Strategy Fund (a)	1,316,583	5,384,825
Fidelity Series Large Cap Growth Index Fund (a)	370,007	7,159,643
Fidelity Series Large Cap Stock Fund (a)	419,264	7,961,816
Fidelity Series Large Cap Value Index Fund (a)	979,309	15,238,043
Fidelity Series Small Cap Opportunities Fund (a)	255,633	3,814,047
Fidelity Series Value Discovery Fund (a)	340,207	5,637,230
TOTAL DOMESTIC EQUITY FUNDS (Cost $45,517,806)		56,494,263

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	262,860	3,819,356
Fidelity Series Emerging Markets Fund (a)	220,444	2,316,871
Fidelity Series Emerging Markets Opportunities Fund (a)	991,072	20,832,335
Fidelity Series International Growth Fund (a)	450,292	8,609,591
Fidelity Series International Index Fund (a)	295,097	3,614,933
Fidelity Series International Small Cap Fund (a)	139,664	2,987,421
Fidelity Series International Value Fund (a)	771,209	8,614,410
Fidelity Series Overseas Fund (a)	597,794	8,608,236
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $50,160,804)		59,403,153

Bond Funds - 48.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	951,097	9,558,524
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,028,369	10,417,374
Fidelity Series Corporate Bond Fund (a)	1,580,495	17,401,246
Fidelity Series Emerging Markets Debt Fund (a)	155,370	1,409,210
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	49,912	471,166
Fidelity Series Floating Rate High Income Fund (a)	28,918	267,785
Fidelity Series Government Bond Index Fund (a)	2,191,658	23,187,745
Fidelity Series High Income Fund (a)	179,666	1,714,018
Fidelity Series Inflation-Protected Bond Index Fund (a)	839,927	8,886,428
Fidelity Series International Developed Markets Bond Index Fund (a)	532,129	5,230,825
Fidelity Series Investment Grade Bond Fund (a)	2,128,712	24,735,635
Fidelity Series Investment Grade Securitized Fund (a)	1,664,767	17,130,456
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,020,043	8,690,770
Fidelity Series Real Estate Income Fund (a)	86,828	1,018,489
TOTAL BOND FUNDS (Cost $127,705,251)		130,119,671

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b)	671	671
Fidelity Series Government Money Market Fund 0.08% (a)(c)	4,416,425	4,416,425
Fidelity Series Short-Term Credit Fund (a)	479,902	4,808,615
Fidelity Series Treasury Bill Index Fund (a)	1,324,911	13,249,107
TOTAL SHORT-TERM FUNDS (Cost $22,452,308)		22,474,818

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $245,836,169)	268,491,905
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,197
NET ASSETS - 100.0%	268,493,102

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,671	100,049	-	-	-	671	0.0%
Total	49	100,671	100,049	-	-	-	671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	9,849,747	275,377	60,655	(302)	(15,544)	9,558,524
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	10,660,651	316,821	70,743	(1,547)	75,091	10,417,374
Fidelity Series Blue Chip Growth Fund	10,538,662	6,043,188	4,861,345	2,446,087	212,934	(634,780)	11,298,659
Fidelity Series Canada Fund	2,629,993	1,376,765	576,752	83,531	16,782	372,568	3,819,356
Fidelity Series Commodity Strategy Fund	6,535,073	3,920,700	3,981,199	2,315,852	(416,383)	(673,366)	5,384,825
Fidelity Series Corporate Bond Fund	15,418,584	4,837,055	3,094,002	375,525	(4,704)	244,313	17,401,246
Fidelity Series Emerging Markets Debt Fund	1,287,450	373,960	244,828	48,899	(4,280)	(3,092)	1,409,210
Fidelity Series Emerging Markets Debt Local Currency Fund	430,310	143,855	71,610	18,184	(1,142)	(30,247)	471,166
Fidelity Series Emerging Markets Fund	2,339,706	899,730	676,223	75,513	(9,468)	(236,874)	2,316,871
Fidelity Series Emerging Markets Opportunities Fund	21,034,347	10,217,291	6,346,248	2,389,564	(104,103)	(3,968,952)	20,832,335
Fidelity Series Floating Rate High Income Fund	259,363	78,138	71,743	9,464	(26)	2,053	267,785
Fidelity Series Government Bond Index Fund	19,011,061	6,633,692	2,659,657	173,938	(5,357)	208,006	23,187,745
Fidelity Series Government Money Market Fund 0.08%	9,871,751	1,787,012	7,242,338	4,045	-	-	4,416,425
Fidelity Series High Income Fund	1,494,141	446,156	254,167	69,844	206	27,682	1,714,018
Fidelity Series Inflation-Protected Bond Index Fund	19,841,396	5,491,899	16,799,016	742,432	1,100,880	(748,731)	8,886,428
Fidelity Series International Developed Markets Bond Index Fund	-	5,409,739	150,974	3,359	(748)	(27,192)	5,230,825
Fidelity Series International Growth Fund	6,467,869	3,668,560	1,923,980	676,585	35,652	361,490	8,609,591
Fidelity Series International Index Fund	2,700,250	1,437,966	647,669	89,878	15,714	108,672	3,614,933
Fidelity Series International Small Cap Fund	2,332,675	1,054,379	470,837	351,476	21,619	49,585	2,987,421
Fidelity Series International Value Fund	6,460,634	3,744,348	1,754,477	424,433	25,710	138,195	8,614,410
Fidelity Series Investment Grade Bond Fund	21,100,306	6,786,621	3,311,204	406,615	(16,018)	175,930	24,735,635
Fidelity Series Investment Grade Securitized Fund	14,783,685	4,605,964	2,234,249	78,646	(7,225)	(17,719)	17,130,456
Fidelity Series Large Cap Growth Index Fund	6,651,630	2,023,671	3,067,185	222,462	466,897	1,084,630	7,159,643
Fidelity Series Large Cap Stock Fund	7,264,082	2,841,019	2,350,887	729,425	76,635	130,967	7,961,816
Fidelity Series Large Cap Value Index Fund	13,875,418	5,019,190	4,523,277	915,248	126,773	739,939	15,238,043
Fidelity Series Long-Term Treasury Bond Index Fund	6,440,306	3,676,238	2,026,716	147,809	(170,694)	771,636	8,690,770
Fidelity Series Overseas Fund	6,478,848	3,269,598	2,120,677	250,589	123,557	856,910	8,608,236
Fidelity Series Real Estate Income Fund	894,973	239,315	173,607	36,256	2,102	55,706	1,018,489
Fidelity Series Short-Term Credit Fund	4,868,840	2,147,218	2,125,860	79,998	(10,856)	(70,727)	4,808,615
Fidelity Series Small Cap Opportunities Fund	3,509,200	2,066,565	1,207,504	995,949	(36,904)	(517,310)	3,814,047
Fidelity Series Treasury Bill Index Fund	15,686,127	6,886,746	9,323,766	7,071	(290)	290	13,249,107
Fidelity Series Value Discovery Fund	5,126,868	2,091,551	1,802,856	461,982	73,370	148,297	5,637,230
	235,333,548	119,728,527	86,687,051	14,762,057	1,508,784	(1,392,574)	268,491,234

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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